GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL [Abstract]
GENERAL
NOTE 1 -	GENERAL

a.
TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries, focused mainly on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through our Kiryat Gat facility and our Limco subsidiary; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco Airepair Inc our wholly-owned subsidiary; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont Aviation Component Services LLC our wholly-owned subsidiary; and (iv) overhaul and coating of jet engine components through Turbochrome our wholly-owned subsidiary. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (TATT) and Tel-Aviv Stock Exchange.

In June 2020, the Company's management decided to discontinue the JT8D engine blades reconditioning activity which belong to “overhaul and coating of jet engine components” segment as part of a strategic change, see Note 18.

In March 2021, the Company announced a restructuring plan which includes the transfer of the Company's activity of “OEM of heat transfer solutions and aviation accessories” in Gedera to our activity of “MRO services for heat transfer components and OEM of heat transfer solutions” in Tulsa, Oklahoma and to our “overhaul and coating of jet engine components” activity in Kiryat Gat, see Note 9.

During the years 2020 and 2021 the COVID-19 pandemic had an adverse effect on our industry and the markets in which we operate. The COVID-19 outbreak has significantly impacted the aviation market in which TAT’s customers operate and has resulted in a reduction of TAT’s business with some of these customers. Global supply shortages emerged for certain products, leading to delays in delivery schedule. Additionally, recent cost inflation stemming from the pandemic may lead to higher material and labor costs. We actively monitor and respond to the changing conditions created by the pandemic, with focus on prioritizing the health and safety of our employees, dedicating resources to support our communities, and innovating to address our customers’ needs. In order to mitigate the impact of the decline in business as a result of the pandemic, TAT implemented measures to reduce its expenses, including a reduction in its headcount as well as other cost savings measures. The potential long-term impact and duration of the COVID-19 pandemic on the global economy and our business continue to be difficult to assess or predict. Related public health and safety measures have resulted in significant social disruption and have had an adverse effect on economic conditions and spending, inflation, interest rates, and business investment, all of which have affected our business.

b.	TAT has the following wholly owned subsidiaries: Limco-Piedmont Inc. (“Limco-Piedmont”), and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”) as a joint venture, hereinafter collectively referred to as the “Group”.

On November 25, 2015, the Company signed an agreement with Russian-based Engineering Holding of Moscow (“Engineering”), to establish a new facility for the provision of services for heat transfer products. The new Company, TAT-Engineering LLC, is based in Novosibirsk’s Tolmachevo airport. TAT-Engineering, LLC shall provide services for heat transfer products. 51% of TAT-Engineering LLC's shares are held by TAT and the remaining 49% are held by Engineering. The accounting treatment of the joint venture is based on the equity method due to variable participating rights granted to Engineering. The new entity was established in January 2016.